Stock Based Compensation (Details) - Stock Option - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Outstanding, Beginning balance	241,964	213,994
Granted	23,900	52,150
Forfeited/expired	(65,150)	(24,180)
Outstanding, Ending balance	200,714	241,964
Outstanding, exercisable	196,972	217,490
Weighted average exercise price, Beginning balance	$ 66.20	$ 61.00
Weighted average exercise price, granted	26.59	92.60
Weighted average exercise price, canceled	79.56	30.60
Weighted average exercise price, Ending balance	57.40	66.20
Weighted average exercise price, exercisable	$ 58.20	$ 62.40
Weighted average remaining contractual life, beginning balance	6 years 2 months 23 days	7 years 5 months 1 day
Weighted average remaining contractual life, granted	5 years	10 years
Weighted average remaining contractual life, ending balance	5 years 9 months 29 days	6 years 2 months 23 days
Weighted average remaining contractual life, exercisable	5 years 10 months 6 days	6 years 4 months 28 days
Aggregate intrinsic value beginning	$ 1,342,280	$ 4,919,182
Aggregate intrinsic value granted	$ 0	0
Aggregate intrinsic value ending		1,342,280
Aggregate intrinsic value Exercisable		$ 3,131,855